2016 Incentive Stock Plan (Details) - Avra Medical Robotics, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 01, 2022	Jun. 30, 2022	Oct. 01, 2021	Jul. 31, 2021	Aug. 01, 2019	Aug. 01, 2016
2016 Incentive Stock Plan (Details) [Line Items]
Common stock share issued	53,887,738	37,848,905
Stock based compensation (in Dollars)	$ 679,612	$ 159,949
Stock options shares issued		4,265,295		3,020,000	150,000	1,500,000	629,375
Exercise price per option (in Dollars per share)				$ 0.1	$ 0.1	$ 0.25
2016 Incentive Stock Plan [Member]
2016 Incentive Stock Plan (Details) [Line Items]
Shares of common stock									3,000,000
Shares of common stock								10,000,000
Common stock share issued			20,000,000
Stock options shares issued						390,000
Exercise price per option (in Dollars per share)						$ 0.25
Risk-free interest rate	2.00%
Chief Executive Officer [Member]
2016 Incentive Stock Plan (Details) [Line Items]
Stock options shares issued				5,400,000
Independent Directors [Member]
2016 Incentive Stock Plan (Details) [Line Items]
Stock options shares issued						50,000
Exercise price per option (in Dollars per share)						$ 0.25
Chief Medical Officers [Member]
2016 Incentive Stock Plan (Details) [Line Items]
Stock options shares issued				500,000		350,000
Exercise price per option (in Dollars per share)				$ 0.1		$ 0.25